Significant accounting policies and recent accounting pronouncements	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Significant accounting policies and recent accounting pronouncements

2.       Significant accounting policies and recent accounting pronouncements:

A summary of the Company’s significant accounting policies and recent accounting pronouncements is included in Note 2 to the Company’s consolidated financial statements included in the 2020 Annual Report. There have been no changes to the Company’s significant accounting policies and recent accounting pronouncements in the six-month period ended June 30, 2021.